INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Schedule of Intangible Assets, Net
		As of December 31,
	Useful Life	2013	2012
Facilities lease rights	1,19	$16,988	$25,739
Technologies, patents and other rights	3.6;4;9	11,300	17,104
Trade name	9	2,146	2,723
Customer relationships	15	1,684	1,995
Others		275	375
		$32,393	$47,936